Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Stockholders Equity [Abstract]
Sale of the UK Business, tax			$ 2.5
Change in unrealized loss, tax	$ (1.2)	$ (3.6)	(2.0)
Change in minimum pension & postretirement liability, tax	$ 0.0	$ 0.0	$ 0.1